20. Income tax and social contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Social Contribution Details Abstract
Income (loss) before income tax and social contribution	R$ 1,703	R$ 752	R$ (85)
Credit (expense) of income tax and social contribution at the nominal rate of 25% for the Company and 34% for subsidiaries	(568)	(267)	(16)
Tax penalties	(22)	(25)	(26)
Share of profit of associates	15	(9)	8
Interest on own capital	93	16	13
Tax benefits	15	0	0
Other permanent differences	18	(12)	(3)
Income tax and social contribution	(449)	(297)	(24)
Income tax and social contribution for the year:
Current	(347)	(171)	(126)
Deferred	(102)	(126)	102
Expense income tax and social contribution expense	R$ (449)	R$ (297)	R$ (24)
Effective rate	26.37%	39.49%	(28.24%)